SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Composition of Shares Capital of the Company
a.	Composition of shares capital of the Company:

	December 31, 2013		December 31, 2014
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.01 par value each	31,785,000	7,019,352	250,000,000	30,501,352
Series A preferred shares	378,000	378,000	—	—
Series A1 preferred shares	1,637,000	1,185,190	—	—
Series B preferred shares	9,000,000	8,515,390	—	—
Series B1 preferred shares	2,600,000	2,575,650	—	—
Series B2 preferred shares	4,000,000	3,206,620	—	—
Series B3 preferred shares	600,000	97,440	—	—

	50,000,000	22,977,642	250,000,000	30,501,352

Conversion Ratio

Following the Company’s IPO, as described in note 7.b, all of the Company preferred shares were automatically converted into ordinary shares based on a conversion ratio detailed in the Company’s Articles of Association, as follows:

Conversion Ratio

Series A preferred Shares	1.094
Series A1 preferred Shares	1.485
Series B preferred Shares	1
Series B1 preferred Shares(*)	1
Series B2 preferred Shares	1
Series B3 preferred Shares	1

(*)	with respect only to the Series B1 preferred shares, serial numbers 226,503 to 257,565 (inclusive), the Conversion Price was 1.543, which results in a Conversion Ratio of 1.001451717.

Total Share-Based Compensation Expense Related to all of Equity-Based Awards

The total share-based compensation expense related to all of the Company’s equity-based awards, recognized for the years ended December 31, 2012, 2013 and 2014 was comprised as follows:

	Year ended December 31,
	2012	2013	2014

Cost of revenues	$32	$39	$137
Research and development	58	73	172
Sales and marketing	81	126	347
General and administrative	113	165	917

Total share-based compensation expense	$284	$403	$1,573

Summary of the Activity in Options Granted to Employees

A summary of the activity in options granted to employees for the year ended December 31, 2014 is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2013	4,542,466	$1.41	6.67	$22,970

Granted	386,700	$15.56
Exercised	(255,562)	$0.74
Forfeited	(108,840)	$4.57

Balance as of December 31, 2014	4,564,764	$2.57	5.96	$169,410

Exercisable as of December 31, 2014	3,458,332	$1.13	5.12	$133,218

Vested and expected to vest as of December 31, 2014	4,535,633	$2.55	5.94	$168,422

Parameters Used in Computation of the Options Compensation

The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2012, 2013 and 2014:

	Year ended December 31,
	2012	2013	2014

Expected volatility	40%-45%	45%	45%
Expected dividends	0	0	0
Expected term (in years)	5.28-6.11	6.11	5.81-6.11
Risk free rate	0.61%-2.64%	1.15%-2.64%	1.55%-2.02%

Summary of Options Data

A summary of options data for the years ended December 31, 2012, 2013 and 2014, is as follows:

	Year ended December 31,
	2012	2013	2014

Weighted-average grant date fair value of options granted	$0.61	$2.03	$6.95

Total intrinsic value of the options exercised	$221	$1,858	$9,943

Total fair value of options vested	$219	$340	$925

Summary of Outstanding and Exercisable Options Granted

The following tables summarize information about the Company’s outstanding and exercisable options granted to employees as of December 31, 2014:

Exercise price	Options outstanding as of December 31, 2014	Weighted average remaining contractual term	Options exercisable as of December 31, 2014	Weighted average remaining contractual term
		(years)		(years)
$0.20	309,250	5.37	309,250	5.37
$0.41	1,581,890	3.04	1,581,890	3.04
$1.06	379,700	6.43	356,853	6.41
$1.46	1,080,623	7.39	809,290	7.39
$1.78	345,700	6.78	204,233	5.93
$2.21	123,551	8.42	51,744	8.42
$6.47	365,250	8.97	95,160	8.97
$8.84	50,000	9.09	31,250	9.09
$9.93	70,400	9.32	—	—
$14.00	224,000	9.70	18,662	9.70
$44.37	34,400	9.88	—	—

	4,564,764	5.96	3,458,332	5.12

Summary of RSU Activity
A summary of RSU activity for the year ended December 31, 2014, is as follows:

	Amount of options	Weighted average grant date fair value

Unvested as of December 31, 2013	—	—

Granted	29,200	$44.37
Forfeited	(1,240)	$44.37

Unvested as of December 31, 2014	27,960	$44.37